Contingencies and Commitments - Summary of Provisions for Contingencies (Detail) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of other provisions [line items]
Contingency provisions	$ 41,098,207	$ 64,374,723
Other Contingencies
Disclosure of other provisions [line items]
Contingency provisions	32,546,986	46,116,279
For Commercial Lawsuits/Legal matters
Disclosure of other provisions [line items]
Contingency provisions	21,303,656	33,674,283
For Labor Lawsuits
Disclosure of other provisions [line items]
Contingency provisions	1,804,458	3,378,250
For Claims and Credit Cards
Disclosure of other provisions [line items]
Contingency provisions	403	1,255
For Guarantees Granted
Disclosure of other provisions [line items]
Contingency provisions	2,302	7,169
For Other Contingencies
Disclosure of other provisions [line items]
Contingency provisions	9,436,167	9,055,322
For Termination Benefits
Disclosure of other provisions [line items]
Contingency provisions	8,091,078	17,432,824
Difference for Dollarization of Judicial Deposits—Communication “A” 4686
Disclosure of other provisions [line items]
Contingency provisions	$ 460,143	$ 825,620